Nature of Business and Going Concern - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 20, 2026	Sep. 24, 2025	Mar. 15, 2024	Dec. 31, 2025	Dec. 31, 2024
Nature of Operations [Line Items]
Date of incorporation				May 12, 2011
The amount of cash and cash equivalents				$ 80,563,482	$ 33,101,294
Revenues				0
Net loss				38,605,652	25,744,489
Accumulated deficit				(169,579,974)	(131,003,831)
Prefunded Warrants [Member]
Nature of Operations [Line Items]
Shares issued through non-brokered private placement	1,428,571
Private Placement [Member]
Nature of Operations [Line Items]
Stock issued during period value new issues		$ 80,499,997	$ 25,026,073		31,705,219
Shares issued through non-brokered private placement	7,607,145	14,636,363	8,260,435
IPO [Member] | Series 1 Preferred Stock [Member]
Nature of Operations [Line Items]
Accumulated deficit				(169,579,974)
Overnight Marketed Public Offering [Member]
Nature of Operations [Line Items]
Stock issued during period value new issues	$ 63,200,000			$ 73,891,109	$ 22,853,391